Cash flows from operating activities (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net profit/(loss) attributable to shareholders (€m)		€ (337.3)	€ 136.5	€ 36.4	€ (167.5)
Adjustments for:
Exceptional items		58.1	37.2	134.5	0.7
Non-cash charge related to Founder Preferred Shares Annual Dividend Amount		349.0	0.0	0.0	165.8
Non-cash (charge)/credit related to Warrant Redemption Liability		(0.4)	0.0	0.0	0.4
Non-cash fair value purchase price adjustment of inventory		37.0	0.0	0.0	0.0
Non-cash cash flow hedge reserve acquisition accounting adjustment		4.9	0.0	0.0	0.0
Non-cash Chairman and Independent Non-Executive Director fees		0.0	0.0	0.0	0.2
Unrealized gain on portfolio investments		0.0	0.0	0.0	(0.1)
Share based payments expense		0.0	2.6	1.2	0.0
Depreciation charge		20.3	35.9	43.3	0.0
Amortization		1.5	6.5	7.8	0.0
Loss on disposal of property, plant and equipment		0.0	0.5	0.7	0.0
Finance costs		44.2	81.6	86.3	0.0
Finance income		(8.7)	(7.2)	(24.2)	0.0
Taxation		(12.3)	32.0	39.6	0.0
Operating cash flow before changes in working capital, provisions and exceptional items		156.3	325.6	325.6	(0.5)
Decrease/(increase) in inventories		(15.9)	16.7	(18.1)	0.0
(Increase)/decrease in trade and other receivables		64.3	(1.6)	(8.8)	0.0
Increase/(decrease) in trade and other payables		(44.0)	18.1	60.8	0.7
Decrease in employee benefit and other provisions		(1.5)	(0.3)	(3.3)	0.0
Cash generated from operations before tax and exceptional items		€ 159.2	€ 358.5	€ 356.2	€ 0.2
Predecessor
Cash flows from operating activities
Net profit/(loss) attributable to shareholders (€m)	€ (128.0)
Adjustments for:
Exceptional items	84.3
Non-cash charge related to Founder Preferred Shares Annual Dividend Amount	0.0
Non-cash (charge)/credit related to Warrant Redemption Liability	0.0
Non-cash fair value purchase price adjustment of inventory	0.0
Non-cash cash flow hedge reserve acquisition accounting adjustment	0.0
Non-cash Chairman and Independent Non-Executive Director fees	0.0
Unrealized gain on portfolio investments	0.0
Share based payments expense	0.0
Depreciation charge	11.3
Amortization	1.2
Loss on disposal of property, plant and equipment	0.0
Finance costs	117.7
Finance income	(2.0)
Taxation	40.9
Operating cash flow before changes in working capital, provisions and exceptional items	125.4
Decrease/(increase) in inventories	28.3
(Increase)/decrease in trade and other receivables	(8.5)
Increase/(decrease) in trade and other payables	(41.0)
Decrease in employee benefit and other provisions	(2.0)
Cash generated from operations before tax and exceptional items	€ 102.2